Additional Financial Information	12 Months Ended
Dec. 31, 2012
Additional Financial Information

Note 15

Additional Financial Information

The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Depreciation expense	$14,920	$14,991	$14,593
Interest costs on debt balances	2,977	3,269	3,487
Capitalized interest costs	(406)	(442)	(964)
Advertising expense	2,381	2,523	2,451

Balance Sheet Information

	(dollars in millions)
At December 31,	2012	2011
Accounts Payable and Accrued Liabilities
Accounts payable	$4,740	$4,194
Accrued expenses	4,608	3,786
Accrued vacation, salaries and wages	5,006	4,857
Interest payable	632	774
Taxes payable	1,196	1,078

	$16,182	$14,689

Other Current Liabilities
Advance billings and customer deposits	$3,554	$3,411
Dividends payable	1,494	1,440
Special distribution to noncontrolling interest	–	4,500
Other	1,357	1,872

	$6,405	$11,223

Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Cash Paid
Interest, net of amounts capitalized	$1,971	$2,629	$2,433

Common stock has been used from time to time to satisfy some of the funding requirements of employee and shareowner plans, including 24.6 million common shares issued from Treasury stock during 2012, related to dividend payments, which had an aggregate value of $1.0 billion.